                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21978

                         Pioneer Series Trust VI
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
		Pioneer Floating Rate Fund
		Schedule of Investments 1/31/2016 (Unaudited)

Principal Amount ($)	Floating Rate (b) (unaudited)		Value
		PREFERRED STOCKS - 0.2%
		Banks - 0.1%
		Diversified Banks - 0.1%
18,434	6.69	Citigroup Capital XIII, Floating Rate Note, 10/30/40	$471,357
		Total Banks	$471,357
		Diversified Financials - 0.1%
		Consumer Finance - 0.1%
40,000	8.12	GMAC Capital Trust I, Floating Rate Note, 2/15/40	$1,018,000
		Total Diversified Financials	$1,018,000
		TOTAL PREFERRED STOCKS
		(Cost $1,565,230)	$1,489,357
Shares
		COMMON STOCKS - 0.1%
		Capital Goods - 0.0% †
		Industrial Machinery - 0.0% †
454		Stanley Black & Decker, Inc.	$42,830
		Total Capital Goods	$42,830
		Commercial Services & Supplies - 0.0% †
		Diversified Support Services - 0.0% †
32		IAP Worldwide Services, Inc.	$63,698
		Total Commercial Services & Supplies	$63,698
		Automobiles & Components - 0.0% †
		Auto Parts & Equipment - 0.0% †
50		Lear Corp.	$5,192
		Total Automobiles & Components	$5,192
		Consumer Services - 0.1%
		Education Services - 0.1%
26,266		Cengage Learning Holdings II, Inc.	$512,187
		Total Consumer Services	$512,187
		TOTAL COMMON STOCKS
		(Cost $1,063,805)	$623,907
Principal Amount ($)
		ASSET BACKED SECURITIES - 0.3%
		Banks - 0.1%
		Thrifts & Mortgage Finance - 0.1%
500,000	1.81	KKR Financial CLO 2007-1, Ltd., Floating Rate Note, 5/15/21 (144A)	$498,402
		Total Banks	$498,402
		Diversified Financials - 0.0% †
		Specialized Finance - 0.0% †
253,489	0.86	Lease Investment Flight Trust, Floating Rate Note, 7/15/31	$114,070
253,489	0.82	Lease Investment Flight Trust, Floating Rate Note, 7/15/31	93,791
			$207,861
		Total Diversified Financials	$207,861
		Real Estate - 0.2%
		Real Estate Services - 0.2%
1,000,000		Home Partners of America 2016-1 Trust, Floating Rate Note, 3/18/33 (144A)	$956,304
		Total Real Estate	$956,304
		TOTAL ASSET BACKED SECURITIES
		(Cost $1,799,859)	$1,662,567

		COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
		Banks - 0.6%
		Thrifts & Mortgage Finance - 0.6%
1,000,000	2.93	CDGJ Commercial Mortgage Trust 2014-BXCH, Floating Rate Note, 12/15/27 (144A)	$977,432
1,000,000	3.73	Citigroup Commercial Mortgage Trust 2015-SHP2, Floating Rate Note, 7/15/27 (144A)	977,460
1,000,000	4.33	GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)	993,619
1,000,000	2.68	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO, Floating Rate Note, 1/15/32 (144A)	974,248
			$3,922,759
		Total Banks	$3,922,759
		Diversified Financials - 0.1%
		Other Diversified Financial Services - 0.1%
360,859	4.42	Velocity Commercial Capital Loan Trust 2011-1, Floating Rate Note, 8/25/40 (144A)	$346,425
		Total Diversified Financials	$346,425
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $4,244,729)	$4,269,184

		CORPORATE BONDS - 4.7%
		Energy - 0.3%
		Oil & Gas Exploration & Production - 0.1%
800,000		WPX Energy, Inc., 7.5%, 8/1/20	$502,480
		Oil & Gas Storage & Transportation - 0.2%
1,405,000		NuStar Logistics LP, 6.75%, 2/1/21	$1,264,500
		Total Energy	$1,766,980
		Materials - 0.3%
		Specialty Chemicals - 0.1%
900,000		INEOS Group Holdings SA, 5.875%, 2/15/19 (144A)	$875,250
		Construction Materials - 0.1%
350,000		Cemex SAB de CV, 5.875%, 3/25/19 (144A)	$331,345
		Paper Products - 0.1%
795,000		Resolute Forest Products, Inc., 5.875%, 5/15/23	$508,800
		Total Materials	$1,715,395
		Capital Goods - 0.1%
		Construction & Engineering - 0.1%
750,000		MasTec, Inc., 4.875%, 3/15/23	$628,125
		Total Capital Goods	$628,125
		Consumer Durables & Apparel - 0.0% †
		Homebuilding - 0.0% †
210,000		Brookfield Residential Properties, Inc., 6.125%, 7/1/22 (144A)	$184,275
		Total Consumer Durables & Apparel	$184,275
		Media - 0.3%
		Advertising - 0.1%
770,000		MDC Partners, Inc., 6.75%, 4/1/20 (144A)	$763,262
		Broadcasting - 0.1%
210,000	0.86	NBCUniversal Enterprise, Inc., Floating Rate Note, 4/15/16 (144A)	$209,989
		Cable & Satellite - 0.1%
540,000		Virgin Media Secured Finance Plc, 5.375%, 4/15/21 (144A)	$552,150
		Total Media	$1,525,401
		Retailing - 0.1%
		Specialty Stores - 0.1%
660,000		Outerwall, Inc., 6.0%, 3/15/19	$573,375
		Total Retailing	$573,375
		Food, Beverage & Tobacco - 0.0% †
		Packaged Foods & Meats - 0.0% †
229,000		Chiquita Brands International, Inc., 7.875%, 2/1/21	$242,740
		Total Food, Beverage & Tobacco	$242,740
		Banks - 0.1%
		Diversified Banks - 0.1%
500,000	1.14	Bank of America Corp., Floating Rate Note, 3/22/16	$500,322
180,000	5.95	Citigroup, Inc., Floating Rate Note (Perpetual)	175,500
			$675,822
		Total Banks	$675,822
		Diversified Financials - 0.1%
		Specialized Finance - 0.1%
615,000		Nationstar Mortgage LLC, 6.5%, 8/1/18	$593,475
		Total Diversified Financials	$593,475
		Insurance - 2.3%
		Reinsurance - 2.3%
500,000	6.12	Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)	$512,400
500,000	3.80	Atlas IX Capital DAC, Floating Rate Note, 1/17/19 (Cat Bond) (144A)	509,050
600,000		Berwick 2016-1 Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 2/1/18 (f)	606,000
500,000	4.56	Blue Danube II, Ltd., Floating Rate Note, 5/23/18 (Cat Bond) (144A)	499,050
250,000	7.04	Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	254,950
600,000		Carnoustie 2016-N,Segregated Account (Kane SAC Ltd.), Variance Rate Notes, 11/30/20 (f)	602,820
250,000	9.23	East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)	251,625
350,000		Gleneagles Segregated Account (KANE SAC Ltd), Variable Rate Notes, 11/30/20 (f)	353,360
600,000		Gullane Segregated Account (KANE SAC Ltd.), Variable Rate Note 11/30/20 (f)	603,780
500,000	6.75	Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (144A)	500,200
250,000	9.25	Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (144A)	250,575
650,000	4.92	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)	645,775
1,350,000	4.30	Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)	1,354,455
500,000	7.42	Northshore Re, Ltd., Floating Rate Note, 7/5/16 (Cat Bond) (144A)	505,150
600,000		Pangaea Re., Variable Rate Notes, 2/1/20 (f)	604,200
500,000	4.77	PennUnion Re, Ltd., Floating Rate Note, 12/7/18 (Cat Bond) (144A)	497,250
600,000	8.76	Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)	602,280
250,000	5.66	Queen Street IX Re, Ltd., Floating Rate Note, 6/8/17 (Cat Bond) (144A)	247,875
350,000	10.27	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)	357,490
250,000	9.52	Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)	261,425
250,000		Residential Reinsurance 2015, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)	247,850
500,000	3.67	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	495,450
500,000	4.05	Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)	499,200
600,000		St. Andrews Segregated Account (Kane SAC Ltd.), Variance Rate Notes, 2/1/18 (f)	605,340
1,250,000	8.66	Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)	1,270,750
1,000,000	3.96	Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)	1,006,100
			$14,144,400
		Total Insurance	$14,144,400
		Semiconductors & Semiconductor Equipment - 0.1%
		Semiconductors - 0.1%
750,000		Micron Technology, Inc., 5.25%, 8/1/23 (144A)	$607,500
		Total Semiconductors & Semiconductor Equipment	$607,500
		Telecommunication Services - 0.8%
		Integrated Telecommunication Services - 0.7%
2,500,000		CenturyLink, Inc., 6.45%, 6/15/21	$2,435,950
2,100,000		Frontier Communications Corp., 8.5%, 4/15/20	2,081,625
			$4,517,575
		Wireless Telecommunication Services - 0.1%
550,000	0.72	Vodafone Group Plc, Floating Rate Note, 2/19/16	$549,925
		Total Telecommunication Services	$5,067,500
		Utilities - 0.2%
		Gas Utilities - 0.1%
250,000		Ferrellgas LP, 6.5%, 5/1/21	$197,188
		Independent Power Producers & Energy Traders - 0.1%
521,000		NRG Energy, Inc., 6.25%, 7/15/22	$429,825
375,000		Star Energy Geothermal Wayang Windu, Ltd., 6.125%, 3/27/20 (144A)	361,875
			$791,700
		Total Utilities	$988,888
		TOTAL CORPORATE BONDS
		(Cost $30,010,353)	$28,713,876

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.9%
6,000,000	0.53	Federal Farm Credit Banks, Floating Rate Note, 9/19/16	$5,998,722
4,445,000	0.39	U.S. Treasury Note, Floating Rate Note, 1/31/17	4,445,373
9,215,000	0.47	U.S. Treasury Note, Floating Rate Note, 10/31/17	9,211,848
4,450,000	0.38	U.S. Treasury Note, Floating Rate Note, 4/30/17	4,448,336
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $24,102,868)	$24,104,279

		SENIOR FLOATING RATE LOAN INTERESTS - 85.3% **
		Energy - 2.2%
		Oil & Gas Drilling - 0.4%
2,984,438	6.00	Drillships Financing Holding, Inc., Tranche B-1 Term Loan, 3/31/21 (e)	$940,098
1,750,000	7.50	Jonah Energy LLC, Term Loan (Second Lien), 5/8/21	1,006,250
1,204,950	4.50	Pacific Drilling SA, Term Loan, 6/3/18 (e)	329,353
1,975,000	3.75	Paragon Offshore Finance, Term Loan, 7/16/21 (e)	449,312
			$2,725,013
		Oil & Gas Equipment & Services - 0.2%
689,500	3.75	77 Energy, Tranche B Loan (First Lien), 6/17/21	$396,462
1,666,000	5.75	FR Dixie Acquisition Corp., Term Loan, 1/23/21	866,320
			$1,262,782
		Integrated Oil & Gas - 0.4%
1,634,277	5.25	ExGen Renewables I LLC, Term Loan, 2/5/21	$1,646,534
121,842	4.50	Glenn Pool Oil & Gas Trust, Term Loan, 5/2/16	121,537
1,347,500	4.00	Seadrill Operating LP, Initial Term Loan, 2/14/21	537,316
			$2,305,387
		Oil & Gas Exploration & Production - 0.2%
1,650,000	3.50	EP Energy LLC, Tranche B-3 Loan, 5/24/18	$1,072,500
			$1,072,500
		Oil & Gas Refining & Marketing - 0.7%
1,487,468	5.25	Chelsea Petroleum Products I LLC, Tranche B Term Loan, 7/22/22	$1,409,376
936,059	3.75	Pilot Travel Centers LLC, Refinancing Tranche B Term Loan, 10/3/21	938,399
1,764,000	4.25	Western Refining, Inc., Term Loan 2013, 11/12/20	1,662,570
			$4,010,345
		Oil & Gas Storage & Transportation - 0.3%
464,706	4.00	Energy Transfer Equity LP, Loan, 12/2/19	$360,147
940,944	4.75	Penn Products Terminals LLC, Tranche B Term Loan, 4/1/22	868,021
			$1,228,168
		Coal & Consumable Fuels - 0.0% †
195,833	18.15	Bumi Resources Tbk PT, Term Loan, 8/15/13	$42,104
		Total Energy	$12,646,299
		Materials - 9.2%
		Commodity Chemicals - 0.3%
2,399,966	4.50	Tronox Pigments Holland BV, New Term Loan, 3/19/20	$2,107,170
		Diversified Chemicals - 1.1%
975,000	6.50	Azelis Finance SA, Dollar Term Loan (First Lien), 12/1/22	$956,719
497,500	3.75	Chemours Company LLC, Term Loan (First Lien), 5/12/22	443,604
775,000	5.25	GCP Applied Technologies Inc., Term Loan (First Lien), 1/22/22	777,259
2,027,977	5.00	Nexeo Solutions LLC, Initial Term Loan, 2/26/17	1,972,207
800,000	5.75	Plaskolite, Inc., Term Loan (First Lien), 11/2/22	792,000
1,995,595	3.75	Tata Chemicals North America, Inc., Term Loan, 8/7/20	1,946,304
			$6,888,093
		Fertilizers & Agricultural Chemicals - 0.2%
995,000	4.25	Methanol Holdings Trinidad, Ltd., Initial Term Loan, 6/2/22	$915,997
		Specialty Chemicals - 3.2%
1,735,508	4.50	Allnex Luxembourg & CY SCA, Tranche B-1 Term Loan, 10/4/19	$1,715,984
900,472	4.50	Allnex Luxembourg & CY SCA, Tranche B-2 Term Loan, 10/4/19	890,341
2,305,490	3.75	Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan, 2/1/20	2,288,404
321,135	3.50	Chemtura Corp., New Term Loan, 8/29/16	322,138
3,319,504	5.00	CSM Bakery Solutions LLC, Term Loan (First Lien), 7/3/20	3,224,068
851,023	3.52	Huntsman International LLC, 2015 Extended Term B Dollar Loan, 4/19/19	839,677
2,681,250	5.50	MacDermid, Inc., Tranche B Term Loan (First Lien), 6/7/20	2,501,223
1,997,381	4.25	OMNOVA Solutions, Inc., Term B-1 Loan, 5/31/18	1,987,394
500,000	3.75	PolyOne Corp., Initial Loan, 11/6/22	501,250
3,493,459	4.00	PQ Corp., 2014 Term Loan, 8/7/17	3,467,530
124,375	4.50	Royal Holdings, Inc., Initial Term Loan (First Lien), 6/12/22	121,825
175,000	8.50	Royal Holdings, Inc., Initial Term Loan (Second Lien), 6/12/23	170,570
527,809	2.75	WR Grace & Co-Conn, Delayed Draw Term Loan, 1/23/21	523,850
1,466,667	2.75	WR Grace & Co-Conn, U.S. Term Loan, 1/23/21	1,455,667
			$20,009,921
		Construction Materials - 0.5%
1,352,850	3.50	American Builders & Contractors Supply Co, Inc., Term B Loan, 4/16/20	$1,341,520
1,840,823	4.25	CeramTec Service GmbH, Initial Dollar Term B-1 Loan, 8/30/20	1,831,619
			$3,173,139
		Metal & Glass Containers - 0.5%
310,470	4.00	Ardagh Holdings USA, Inc., Tranche B-3 Term Loan (First Lien), 12/17/19	$308,141
994,950	5.50	BWay Intermediate, Initial Term Loan, 8/14/20	940,227
997,500	5.75	Prolampac Intermediate, Inc., Initial Term Loan (First Lien), 7/23/22	982,538
945,250	4.50	Tekni-Plex, Inc., Tranche B-1 Term Loan (First Lien), 4/15/22	929,004
			$3,159,910
		Paper Packaging - 1.2%
2,434,226	4.00	Berry Plastics Group, Inc., Term F Loan, 9/17/22	$2,427,228
1,326,011	8.00	Caraustar Industries, Inc., Term Loan, 5/1/19	1,303,359
1,049,311	5.47	Clondalkin Acquisition BV, Term Loan, 5/31/20	1,033,571
403,598	4.50	Coveris Holdings SA, USD Term Loan, 4/14/19	389,472
1,791,688	4.25	Multi Packaging Solutions, Inc., Initial Dollar Tranche B Term, 9/30/20	1,767,053
			$6,920,683
		Aluminum - 0.2%
1,492,500	4.00	Novelis, Inc., Initial Term Loan, 5/28/22	$1,388,025
			$1,388,025
		Diversified Metals & Mining - 0.8%
3,122,195	4.25	Fortescue Metals Group Ltd., Bank Loan, 6/30/19	$2,181,633
2,961,855	4.00	US Silica Co., Term Loan, 7/23/20	2,675,541
			$4,857,174
		Steel - 0.8%
989,925	4.50	Atkore International, Inc., Term Loan (First Lien), 3/27/21	$948,678
1,537,814	4.75	JMC Steel Group, Inc., Term Loan, 4/1/17	1,495,524
982,778	3.75	Signode Industrial Group US, Inc., Tranche B Term Loan (First Lien), 3/21/21	945,924
1,692,530	4.50	TMS International Corp., Term B Loan, 10/2/20	1,218,622
			$4,608,748
		Paper Products - 0.4%
1,653,881	5.75	Appvion, Inc., Term Commitment, 6/28/19	$1,498,140
1,202,592	4.25	Rack Holdings, Inc., Tranche B-1 USD Term Loan, 10/1/21	1,148,475
			$2,646,615
		Total Materials	$56,675,475
		Capital Goods - 9.5%
		Aerospace & Defense - 2.6%
2,462,055	4.00	Accudyne Industries Borrower SCA, Refinancing Term Loan, 12/13/19	$2,049,661
1,243,750	5.50	Alion Science & Technology Corp., Term Loan (First Lien), 8/13/21	1,230,794
2,716,419	4.75	DigitalGlobe, Inc., Term Loan, 1/25/20	2,676,080
1,864,216	6.25	DynCorp International, Inc., Term Loan, 7/7/16	1,788,094
437,631	5.25	Standard Aero, Ltd., Term Loan (First Lien), 6/23/22	436,537
1,214,956	7.00	TASC, Inc., First Lien Term Loan, 2/28/17	1,206,846
1,681,004	5.75	The SI Organization, Inc., Term Loan (First Lien), 11/19/19	1,665,594
2,058,000	5.50	TurboCombustor Technology, Inc., Initial Term Loan, 10/18/20	1,769,880
623,685	3.25	Wesco Aircraft Hardare Corp., Tranche B Term Loan (First Lien), 2/24/21	583,145
2,863,848	4.50	WP CPP Holdings LLC, Term B-3 Loan (First Lien), 12/28/19	2,670,539
			$16,077,170
		Building Products - 3.0%
2,456,659	3.50	Armstrong World Industries, Inc., Term Loan B, 3/15/20	$2,443,352
2,244,844	6.00	Builders FirstSource, Inc., Initial Term Loan, 7/24/22	2,207,429
1,545,019	4.25	NCI Building Systems, Inc., Tranche B Term Loan, 6/24/19	1,532,950
1,671,582	3.50	Nortek, Inc., Incremental-1 Loan, 10/30/20	1,629,792
2,300,000	6.25	Quanex Building Products Corp., Initial Term Loan, 10/7/22	2,264,062
2,750,955	4.00	Quikrete Holdings, Inc., Initial Loan (First Lien), 9/26/20	2,732,472
1,218,875	4.25	Summit Materials LLC, Restatement Effective Date Term Loan, 6/26/22	1,202,624
2,646,000	5.50	Ultima Intermediate Sarl, Term Loan B (First Lien), 7/2/20	2,646,000
2,083,470	4.25	Unifrax Corp., New Term B Loan, 12/31/19	1,994,922
			$18,653,603
		Construction & Engineering - 0.1%
344,049	3.75	Aecom Technology, Term Loan B, 10/15/21	$344,694
		Electrical Components & Equipment - 0.9%
615,497	5.25	Pelican Products, Inc., Term Loan (First Lien), 4/8/20	$593,955
2,959,937	3.25	Southwire Co., Term Loan, 1/31/21	2,852,639
1,921,055	6.00	WireCo WorldGroup, Inc., Term Loan, 2/15/17	1,869,826
			$5,316,420
		Industrial Conglomerates - 0.9%
191,776	4.25	CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 8/30/20	$190,817
560,172	4.25	CeramTec GmbH, Dollar Term B-3 Loan, 8/30/20	557,372
1,248,606	4.50	Doosan Infracore, Tranche B Term, 5/28/21	1,200,222
1,696,614	4.25	Filtration Group, Inc., Term Loan (First Lien), 11/21/20	1,646,423
740,625	4.25	Gates Global LLC, Tranche B Term Loan (First Lien), 6/12/21	669,031
402,353	5.00	Kloeckner Pentaplast of America, Inc., Initial U.S. Borrower Dollar Term Loan, 4/22/20	401,682
171,946	5.00	KP Germany Erste GmbH, Initial German Borrower Dollar Term Loan, 4/22/20	171,659
872,755	4.50	Milacron LLC, Term Loan, 9/28/20	855,845
			$5,693,051
		Construction & Farm Machinery & Heavy Trucks - 0.4%
212,113	3.25	Manitowoc Co. Inc. (The), Term B Loan, 12/18/20	$200,446
1,185,000	6.50	Navistar, Inc., Tranche B Term Loan, 8/17/17	1,051,688
1,500,000	4.50	Terex Corporation, Term Loan (First Lien), 12/15/22	1,470,000
			$2,722,134
		Industrial Machinery - 1.2%
2,328,254	4.25	Gardner Denver, Inc., Initial Dollar Term Loan, 7/30/20	$2,102,704
1,995,000	0.00	NN, Inc., Initial Term Loan, 10/2/22 (g)	1,965,075
1,211,603	5.25	Tank Holding Corp., Initial Term Loan, 7/9/19	1,189,649
1,874,779	6.25	Xerium Technologies, Inc., Initial Term Loan, 5/17/19	1,873,607
			$7,131,035
		Trading Companies & Distributors - 0.4%
1,446,375	4.25	Univar USA, Inc., Initial Dollar Term Loan, 6/25/22	$1,405,051
817,831	3.75	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19	818,342
			$2,223,393
		Total Capital Goods	$58,161,500
		Commercial Services & Supplies - 3.1%
		Environmental & Facilities Services - 1.2%
471,732	3.75	ADS Waste Holdings, Inc., Initial Tranche B-2, 10/9/19	$459,349
1,243,750	5.25	Infiltrator Systems Integrated LLC, Term B Loan, 5/21/22	1,238,309
1,166,188	4.25	Waste Industries USA, Inc., Initial Term Loan, 2/20/20	1,163,272
1,935,458	5.50	Wastequip LLC, Term Loan, 8/9/19	1,906,427
1,951,431	4.00	WCA Waste Corp., Term Loan, 3/23/18	1,934,356
948,276	5.00	Wheelabrator, Term B Loan, 10/15/21	865,302
42,146	5.00	Wheelabrator, Term C Loan, 10/15/21	38,458
			$7,605,473
		Office Services & Supplies - 0.2%
1,250,000	4.25	West Corp., Term B-11 Loan, 11/20/21	$1,249,610
		Diversified Support Services - 0.8%
250,972	5.47	IAP Worldwide Services, Inc., Term Loan, 7/18/19	$252,227
501,238	7.00	infoGroup, Inc., Term B Loan, 5/26/18	466,778
1,385,706	6.50	Language Line LLC, Initial Term Loan (First Lien), 7/2/21	1,380,509
2,053,548	4.00	MTL Publishing LLC, Term B-3 Loan, 8/14/22	2,032,156
780,000	5.47	Ryan LLC, Tranche B Term Loan, 8/5/20	757,575
			$4,889,245
		Security & Alarm Services - 0.7%
910,602	4.25	Allied Security Holdings LLC, Closing Date Term Loan (First Lien), 2/12/21	$885,940
504,450	4.00	Garda World Security Corp., Term B Loan, 11/8/20	480,804
1,971,942	4.00	Garda World Security Corp., Term B Loan, 11/1/20	1,879,507
831,069	4.25	Monitronics International, Inc., Term B Loan, 3/23/18	806,137
			$4,052,388
		Human Resource & Employment Services - 0.2%
1,247,392	3.75	On Assignment, Inc., Initial Term B Loan, 6/5/22	$1,247,392
		Total Commercial Services & Supplies	$19,044,108
		Transportation - 301%
		Air Freight & Logistics - 0.5%
541,872	6.50	CEVA Group Plc, Pre-Funded L/C Loan, 3/19/21	$452,463
561,429	6.50	Ceva Intercompany BV, Dutch BV Term, 3/19/21	468,793
96,798	6.50	Ceva Logistics Canada, ULC, Canadian Term Loan, 3/19/21	80,826
774,384	6.50	Ceva Logistics U.S. Holdings, Inc., US Term Loan, 3/19/21	646,611
1,666,000	5.25	Syncreon Group BV, Term Loan, 9/26/20	1,297,398
			$2,946,091
		Airlines - 1.9%
1,576,000	4.00	Air Canada, Replacement Term Loan, 9/26/19	$1,575,508
3,969,300	3.25	American Airlines, Inc., 2015 Term Loan (New), 6/27/20	3,905,624
889,875	3.50	American Airlines, Inc., Tranche B-1 Term Loan (Consenting), 5/23/19	883,340
493,226	3.00	American Airlines, Inc., Tranche B-2 Term Loan (Consenting), 11/23/16	493,041
2,309,620	3.25	Atlantic Aviation FBO, Inc., Term Loan (2013), 6/1/20	2,296,148
598,500	3.25	Delta Air Lines Inc., Term Loan (First Lien), 8/24/22	598,553
1,701,875	3.25	United Airlines, Inc., Class B Term Loan, 4/1/19	1,692,656
			$11,444,870
		Marine - 0.4%
926,449	9.75	Commercial Barge Line Co., Initial Term Loan, 11/6/20	$824,540
1,953,959	5.25	Navios Maritime Partners LP, Term Loan, 6/27/18	1,787,872
			$2,612,412
		Trucking - 0.1%
47,872	1.50	The Kenan Advantage Group, Inc., Delayed Draw Term 1 Loan, 1/24/17	$47,334
109,065	4.00	The Kenan Advantage Group, Inc., Initial Canadian Term Loan, 7/24/22	107,838
341,933	4.00	The Kenan Advantage Group, Inc., Initial U.S. Term Loan, 7/24/22	338,086
			$493,258
		Marine Ports & Services - 0.1%
768,737	5.25	SeaStar Solutions, Term Loan, 1/22/21	$768,416
		Total Transportation	$18,265,047
		Automobiles & Components - 3.5%
		Auto Parts & Equipment - 2.3%
1,330,532	4.75	Affinia Group, Inc., Tranche B-2 Term Loan, 4/25/20	$1,330,532
2,274,292	3.50	Allison Transmission, Inc., Term B-3 Loan, 8/23/19	2,269,318
2,028,917	4.00	Cooper Standard Intermediate Holdco 2 LLC, Term Loan, 3/28/21	1,947,760
248,740	5.75	Electrical Components International, Inc., Loan, 4/17/21	246,253
1,593,911	4.75	Federal-Mogul Corporation, Tranche C Term, 4/15/21	1,288,080
647,618	4.75	Key Safety Systems, Inc., Initial Term Loan, 7/28/21	629,404
1,453,705	3.75	MPG Holdco I, Inc., Tranche B-1 Term Loan (2015), 10/20/21	1,401,656
812,927	4.25	Schaeffler AG, Facility B-USD, 5/15/20	815,128
1,093,713	4.50	TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22	1,065,003
2,926,258	4.00	Tower Automotive Holdings USA LLC, Initial Term Loan (2014), 4/23/20	2,809,207
			$13,802,341
		Tires & Rubber - 0.2%
1,087,500	3.75	The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19	$1,090,049
		Automobile Manufacturers - 0.9%
2,435,323	3.50	Chrysler Group LLC, Term Loan B, 5/24/17	$2,425,514
1,965,000	3.25	Chrysler Group LLC, Tranche B Term Loan, 12/29/18	1,952,964
1,209,688	6.00	Crown Group llc, Term Loan (First Lien), 9/30/20	1,164,324
			$5,542,802
		Personal Products - 0.1%
807,917	3.50	Visteon Corp., Tranche B Loan (First Lien), 4/8/21	$803,246
		Total Automobiles & Components	$21,238,438
		Consumer Durables & Apparel - 1.8%
		Home Furnishings - 0.5%
2,581,653	4.25	Serta Simmons Bedding LLC, Term Loan, 10/1/19	$2,570,944
172,468	3.50	Tempur Sealy International, Inc., New Term B Loan, 3/18/20	172,279
			$2,743,223
		Housewares & Specialties - 0.8%
2,490,717	4.50	Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 12/31/18	$2,483,105
2,530,556	5.50	World Kitchen LLC, U.S. Term Loan, 3/4/19	2,498,924
			$4,982,029
		Leisure Products - 0.3%
2,028,857	3.75	Bombardier Recreational Products, Inc., Term B-2 Loan, 1/30/19	$2,004,511
		Apparel, Accessories & Luxury Goods - 0.2%
1,113,249	3.25	PVH Corp., Tranche B Term Loan, 12/19/19	$1,120,207
		Total Consumer Durables & Apparel	$10,849,970
		Consumer Services - 6.4%
		Casinos & Gaming - 1.7%
3,991,103	4.25	CityCenter Holdings LLC, Term B Loan, 10/16/20	$3,975,721
870,625	4.25	Eldorado Resorts, Inc., Initial Term Loan, 7/17/22	869,167
2,913,647	3.50	MGM Resorts International, Term B Loan, 12/20/19	2,892,097
208,181	3.75	Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 8/13/20	208,084
2,994,750	6.00	Scientific Games, Initial Term B-2, 10/1/21	2,676,022
			$10,621,091
		Hotels, Resorts & Cruise Lines - 1.1%
2,731,918	3.50	Four Seasons Holdings Inc., Term Loan, 6/27/20	$2,697,769
1,134,079	3.50	Hilton Worldwide Finance LLC, Initial Term Loan, 9/23/20	1,133,512
1,661,750	4.00	Sabre GLBL, Inc., Incremental Term Loan, 2/19/19	1,646,171
1,049,767	4.00	Sabre GLBL, Inc., Term B Loan, 2/19/19	1,039,598
			$6,517,050
		Leisure Facilities - 0.9%
1,520,311	3.25	Cedar Fair LP, U.S. Term Facility, 3/6/20	$1,527,913
1,904,565	5.50	L.A. Fitness International, LLC, Tranche B Term Loan (First Lien), 4/25/20	1,803,385
771,125	4.25	Life Time Fitness, Inc., Closing Date Term Loan, 6/4/22	752,329
1,691,500	3.50	Six Flags Theme Parks, Inc., Tranche B Term Loan, 6/30/22	1,687,977
			$5,771,604
		Restaurants - 0.8%
679,640	3.75	1011778 BC ULC, Term B-2 Loan, 12/12/21	$676,384
1,654,548	4.00	Landry's, Inc., B Term Loan, 4/24/18	1,650,412
2,375,284	4.25	PF Chang's China Bistro, Inc., Term Borrowing, 7/2/19	2,268,396
			$4,595,192
		Education Services - 1.0%
2,605,950	4.00	Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20	$2,607,568
3,416,685	5.00	Laureate Education, Inc., New Series 2018 Extended Term Loan, 6/16/18	2,694,911
1,040,480	4.75	McGraw-Hill Global Education Holdings LLC, Term B Loan, 3/22/19	1,029,425
			$6,331,904
		Specialized Consumer Services - 0.9%
347,618	5.50	Creative Artists Agency LLC, Amendment No. 3 Incremental Term Loan, 12/10/21	$346,423
1,120,578	5.25	GENEX Holdings, Inc., Term B Loan (First Lien), 5/22/21	1,095,365
1,995,000	6.00	KC Mergersub, Inc., Initial Term Loan (First Lien), 8/13/22	1,970,062
1,448,995	5.00	Prime Security Services Borrower LLC, Term B Loan (First Lien), 6/19/21	1,428,166
918,782	4.00	Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4/2/20	637,635
			$5,477,651
		Total Consumer Services	$39,314,492
		Media - 8.2%
		Advertising - 0.4%
2,591,071	6.75	Affinion Group, Inc., Tranche B Term Loan, 4/30/18	$2,357,066
			$2,357,066
		Broadcasting - 2.1%
1,152,450	4.50	Catalina Holding Corp., Tranche B Term Loan (First Lien), 4/3/21	$914,277
699,662	3.00	CBS Outdoor Americas Capital llc, Tranche B Term Loan (First Lien), 1/15/21	692,447
1,781,447	4.00	Entercom Radio llc, Term B-2 Loan, 11/23/18	1,774,766
1,500,000	3.75	Gray Television, Inc., Term Loan (First Lien), 6/10/21	1,487,578
1,812,167	4.25	Hubbard Radio LLC, Term Loan, 5/12/22	1,685,315
1,466,250	3.25	Quebecor Media, Inc., Facility B-1 Tranche, 8/17/20	1,420,889
711,532	3.00	Sinclair Television Group, Inc., New Tranche B Term Loan, 4/19/20	701,451
584,287	4.25	Townsquare Media, Inc., Initial Term Loan, 3/17/22	579,174
2,823,370	3.98	Tribune Media Co., Term B Loan, 12/27/20	2,779,842
729,024	4.00	Univision Communications, Inc., 2013 Incremental Term Loan, 3/1/20	712,697
			$12,748,436
		Cable & Satellite - 3.0%
1,800,000	3.50	CCO Safari III LLC, Term I Loan, 1/23/23	$1,801,312
1,000,000	0.00	Charter Communications Operating LLC, First Lien Bridge Loan, 5/26/16 (g)	1,000,000
4,777,500	3.00	Charter Communications Operating LLC, Term F Loan, 1/1/21	4,698,375
1,913,109	3.75	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 6/30/19	1,836,386
441,425	4.50	Learfield Communications, Inc., 2014 Replacement Term Loan (First Lien), 10/9/20	436,459
468,000	3.25	MCC Iowa LLC, Tranche H Term Loan, 1/29/21	462,735
1,496,212	6.75	MediArena Acquisition BV, Dollar Term B Loan (First Lien), 8/6/21	1,307,315
2,446,131	3.50	Telesat Canada, U.S. Term B Loan, 3/28/19	2,393,130
1,215,146	4.50	WideOpenWest Finance LLC, Replacement Term B Loan, 4/1/19	1,184,767
1,207,098	3.60	Ziggo BV, (USD) Tranche B-3 Term Loan, 1/15/22	1,173,431
1,138,945	3.50	Ziggo BV, Tranche B-1 Term Loan (First Lien), 1/15/22	1,107,178
733,957	3.51	Ziggo BV, Tranche B-2 Term Loan (First Lien), 1/15/22	713,487
			$18,114,575
		Movies & Entertainment - 2.0%
2,125,369	4.00	AMC Entertainment, Inc., Initial Term Loan, 4/30/20	$2,129,734
2,094,750	5.00	CDS US Intermediate Holdings, Inc., Initial Term Loan (First Lien), 6/25/22	1,962,100
201,481	3.75	Cinedigm Digital Funding 1 LLC, Term Loan, 2/28/18	200,977
1,463,469	3.25	Kasima LLC, Term Loan, 5/17/21	1,451,274
1,524,552	3.50	Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20	1,522,634
248,952	4.75	NVA Holdings, Inc., Term Loan (First Lien), 8/8/21	247,396
1,950,000	3.50	Seminole Hard Rock Entertainment, Inc., New Term Loan B, 5/14/20	1,915,875
3,103,563	3.75	WMG Acquisition Corp., Tranche B Refinancing Term Loan, 7/1/20	2,988,150
			$12,418,140
		Publishing - 0.7%
739,765	7.00	Cengage Learning Acquisitions, Inc., Term Loan, 3/6/20	$721,733
2,646,000	6.25	McGraw-Hill School Education Holdings llc, Term B Loan, 12/18/19	2,607,964
1,020,900	0.00	Quincy Newspapers, Inc., Term Loan B, 10/19/22 (g)	1,001,758
			$4,331,455
		Total Media	$49,969,672
		Retailing - 2.3%
		Department Stores - 0.2%
1,661,835	4.25	Neiman Marcus Group, Ltd. LLC, Other Term Loan, 10/25/20	$1,448,133
		Apparel Retail - 0.1%
656,682	4.75	Hudson's Bay Co., Initial Term Loan, 8/14/22	$656,580
		Computer & Electronics Retail - 0.3%
982,500	3.75	Rent-A-Center, Inc., Term Loan (2014), 2/6/21	$919,227
935,082	15.00	Targus Group International, Inc., Term Loan, 5/24/16	561,049
			$1,480,276
		Home Improvement Retail - 0.5%
3,359,269	4.50	Apex Tool Group LLC, Term Loan, 2/1/20	$3,213,701
		Specialty Stores - 0.6%
2,000,000	5.75	Pet Acquisition Merger LLC, Term Loan (First Lien), 1/15/23	$1,961,944
521,063	4.25	PetSmart, Inc., Tranche B-1 Loan, 3/10/22	505,648
1,000,000	3.50	Staples, Inc., Initial Loan, 4/24/21	992,014
			$3,459,606
		Automotive Retail - 0.6%
558,212	3.00	Avis Budget Car Rental LLC, Tranche B Term Loan, 3/15/19	$557,950
1,137,389	5.75	CWGS Group LLC, Term Loan, 2/20/20	1,130,280
1,697,500	3.75	The Hertz Corp., Tranche B1 Term Loan, 3/11/18	1,693,788
486,250	3.00	The Hertz Corp., Tranche B-2 Term Loan, 3/11/18	481,388
			$3,863,406
		Total Retailing	$14,121,702
		Food & Staples Retailing - 1.6%
		Drug Retail - 0.1%
689,500	4.50	Hearthside Group Holdings LLC, Term Loan (First Lien), 4/24/21	$665,368
		Food Distributors - 0.8%
1,542,973	5.75	AdvancePierre Foods, Inc., Term Loan (First Lien), 7/10/17	$1,542,973
1,422,410	4.75	Clearwater Seafoods LP, Term Loan B 2013, 6/26/19	1,422,114
1,723,396	4.25	Del Monte Foods Consumer Products, Inc., Term Loan (First Lien), 11/26/20	1,654,460
			$4,619,547
		Food Retail - 0.7%
4,320,617	5.50	Albertsons LLC, Term B-2 Loan, 3/21/19	$4,283,109
		Total Food & Staples Retailing	$9,568,024
		Food, Beverage & Tobacco - 1.9%
		Agricultural Products - 0.3%
1,965,000	3.25	Darling International, Inc., Term B USD Loan, 12/19/20	$1,930,612
		Packaged Foods & Meats - 1.3%
1,466,250	4.50	CTI Foods Holding Co LLC, Term Loan (First Lien), 6/29/20	$1,407,600
1,749,252	3.75	JBS USA LLC, Initial Term Loan, 5/25/18	1,741,599
2,712,880	3.00	Pinnacle Foods Finance LLC, New Term Loan G, 4/29/20	2,685,992
830,875	3.00	Pinnacle Foods Finance LLC, Tranche H Term Loan, 4/29/20	822,640
306,050	3.75	Post Holdings, Inc., Tranche B Loan (First Lien), 5/23/21	305,859
1,553,603	4.94	Shearer's Foods, LLC, Term Loan (First Lien), 6/19/21	1,520,588
			$8,484,278
		Other Diversified Financial Services - 0.3%
1,759,500	3.75	JBS USA LLC, Incremental Term Loan, 9/18/20	$1,711,114
		Total Food, Beverage & Tobacco	$12,126,004
		Household & Personal Products - 1.5%
		Household Products - 0.6%
497,500	3.25	Energizer Spinco Inc., Term Loan (First Lien), 5/20/22	$489,623
1,379,996	3.50	Spectrum Brands, Inc., USD Term Loan, 6/16/22	1,379,996
2,330,941	4.03	SRAM LLC, Term Loan (First Lien), 4/10/20	1,900,417
			$3,770,036
		Personal Products - 0.9%
982,500	4.25	Atrium Innovations, Inc., Term Loan, 1/29/21	$911,269
250,000	7.75	Atrium Innovations, Inc., Tranche B Term Loan (Second Lien), 7/29/21	215,000
1,996,233	3.50	NBTY, Inc., Term B-2 Loan, 10/1/17	1,972,113
498,750	4.25	Party City Holdings, Inc., Term Loan, 8/6/22	487,113
1,636,041	4.00	Revlon Consumer Products Corp., Acquisition Term Loan, 8/19/19	1,632,718
			$5,218,213
		Total Household & Personal Products	$8,988,249
		Health Care Equipment & Services - 7.3%
		Health Care Equipment - 0.6%
701,250	3.50	Hill-Rom Holdings, Inc., Initial Term B Loan, 7/30/22	$701,031
2,012,883	4.50	Kinetic Concepts, Inc., Term DTL-E1 loan, 5/4/18	1,963,400
872,813	5.50	Physio-Control International, Inc., Initial Term Loan (First Lien), 5/19/22	857,538
			$3,521,969
		Health Care Supplies - 0.8%
1,000,000	5.25	Greatbatch, Ltd., Term B Loan, 10/14/22	$992,500
1,389,793	4.00	Halyard Health, Inc., Term Loan, 11/1/21	1,385,158
1,552,035	5.00	Immucor, Inc., Term B-2 Loan, 8/19/18	1,425,932
947,625	4.25	Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4/27/22	921,565
			$4,725,155
		Health Care Services - 3.7%
882,324	5.50	Aegis Toxicology Corp., Tranche B Term Loan (First Lien), 2/20/21	$732,329
1,016,456	4.25	Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19	940,222
349,450	6.50	Ardent Legacy Acquisitions, Inc., Term Loan, 7/31/21	348,140
1,218,203	6.50	BioScrip, Inc., Initial Term B Loan, 7/31/20	1,041,564
730,922	6.50	BioScrip, Inc., Term Loan, 7/31/20	624,938
1,508,762	4.00	BSN Medical GmbH & Co. KG, Facility B1A, 8/28/19	1,489,902
2,797,028	4.25	Envision Healthcare Corp., Initial Term Loan, 5/25/18	2,794,231
2,932,500	2.43	Fresenius US Finance I, Inc., Tranche B Term Loan, 8/7/19	2,921,503
323,375	4.50	Genoa a QoL Healthcare Co LLC, Initial Term Loan (First Lien), 4/21/22	316,503
947,625	5.50	Global Healthcare Exchange LLC, Term Loan (First Lien), 8/13/22	942,295
1,065,541	4.25	National Mentor Holdings, Inc., Tranche B Term Loan, 1/31/21	1,050,224
685,445	4.50	National Surgical Hospitals, Inc., Term Loan (First Lien), 5/15/22	666,381
953,334	4.25	Pharmaceutical Product Development LLC, Initial Term Loan, 8/6/22	936,889
858,165	5.25	Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 7/24/20	852,086
3,050,000	4.50	Team Health, Inc., Tranche B Term Loan, 11/17/22	3,040,469
1,659,598	4.50	Truven Health Analytics, Inc., New Tranche B Term Loan, 6/6/19	1,597,363
2,750,000	5.25	US Renal Care, Inc., Initial Term Loan (First Lien), 11/16/22	2,741,406
			$23,036,445
		Health Care Facilities - 1.4%
268,985	3.66	CHS, Incremental 2018 Term F Loans, 12/31/18	$265,392
540,420	3.36	CHS, Incremental 2019 Term G Loan, 12/31/19	520,788
994,358	4.00	CHS, Incremental 2021 Term H Loan, 1/27/21	959,003
497,500	4.00	Concentra, Inc., Tranche B Term Loan (First Lien), 5/8/22	490,659
326,147	3.36	HCA, Inc., Tranche B-4 Term Loan, 5/1/18	326,237
2,348,579	4.25	Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21	2,272,250
1,459,068	6.00	RegionalCare Hospital Partners, Inc., Term B-2 Loan (2015), 4/23/19	1,439,614
189,615	5.00	Select Medical Corp., Series E Tranche B Term Loan, 6/1/18	187,719
2,438,722	6.75	Steward Health Care System LLC, Term Loan, 4/10/20	2,353,367
			$8,815,029
		Managed Health Care - 0.1%
257,755	9.75	MMM Holdings, Inc., Term Loan, 10/9/17 (d)	$141,765
187,387	9.75	MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17 (d)	103,063
			$244,828
		Health Care Technology - 0.7%
611,925	4.25	ConvaTec, Inc., Dollar Term Loan, 12/22/16	$605,168
2,420,669	3.75	Emdeon, Inc., Term B-2 Loan, 11/2/18	2,385,569
969,998	3.50	IMS Health, Inc., Term B Dollar Loan, 3/17/21	954,235
585,000	5.75	MedAssets, Inc., Initial Term Loan (First Lien), 7/22/22	583,903
			$4,528,875
		Total Health Care Equipment & Services	$44,872,301
		Pharmaceuticals, Biotechnology & Life Sciences - 3.6%
		Biotechnology - 0.8%
3,181,174	3.50	Alkermes, Inc., 2019 Term Loan, 9/25/19	$3,153,339
1,791,000	7.04	Lantheus Medical Imaging, Inc., Initial Term Loan, 6/25/22	1,647,720
			$4,801,059
		Pharmaceuticals - 2.4%
1,678,750	6.00	Akorn, Inc., Term Loan B, 11/13/20	$1,651,470
1,250,000	5.25	Concordia Healthcare Corp., Initial Dollar Term Loan, 10/20/21	1,201,562
2,088,200	4.25	DPx Holdings BV, 2015 Incremental Dollar Term Loan, 1/23/21	2,007,282
1,666,487	3.75	Endo Luxembourg Finance I Co Sarl, 2015 Incremental Term B Loan, 6/24/22	1,647,739
1,179,000	3.43	Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21	1,176,200
1,375,500	3.25	Mallinckrodt International Finance SA, Initial Term B Loan, 3/6/21	1,332,516
852,171	3.50	Prestige Brands, Inc., Term B-3 Loan, 9/3/21	851,815
354,843	3.25	RPI Finance Trust, Term B-3 Term Loan, 11/9/18	354,251
1,084,138	3.50	RPI Finance Trust, Term B-4 Term Loan, 11/9/20	1,082,557
1,279,190	3.75	Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 12/11/19	1,231,540
1,990,492	3.75	Valeant Pharmaceuticals International, Inc., Series E1 Tranche B Term Loan, 8/5/20	1,913,360
			$14,450,292
		Life Sciences Tools & Services - 0.4%
2,244,375	5.75	Albany Molecular Research, Inc., Term Loan, 7/14/21	$2,227,542
411,978	4.25	Catalent Pharma Solutions, Dollar Term Loan, 5/20/21	410,723
			$2,638,265
		Total Pharmaceuticals, Biotechnology & Life Sciences	$21,889,616
		Banks - 0.1%
		Thrifts & Mortgage Finance - 0.1%
781,727	5.50	Ocwen Financial Corp., Initial Term Loan, 1/15/18	$781,890
		Total Banks	$781,890
		Diversified Financials - 3.0%
		Other Diversified Financial Services - 1.5%
740,625	5.50	4L Technologies Inc., Term Loan, 5/8/20	$673,969
1,110,910	3.50	AWAS Finance Luxembourg 2012 SA, Term Loan, 7/16/18	1,110,910
475,000	3.50	Delos Finance SARL, Tranche B Term Loan, 2/27/21	473,634
2,555,744	3.50	Fly Funding II Sarl, Term Loan, 8/9/18	2,532,983
2,486,250	5.00	Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19	2,299,781
1,957,136	5.00	Nord Anglia Education, Initial Term Loan, 3/31/21	1,908,207
			$8,999,484
		Specialized Finance - 0.5%
1,618,146	4.25	Mirror BidCo Corp., New Incremental Term Loan, 12/18/19	$1,606,010
1,282,163	3.50	TransUnion LLC, 2015 Term B-2 Loan, 4/9/21	1,241,294
			$2,847,304
		Asset Management & Custody Banks - 04%
750,000	5.25	CNT Holdings III Corp., Term Loan (First Lien), 1/15/23	$747,656
1,882,642	4.75	Vistra Group Ltd., Term Loan (First Lien), 7/21/22	1,873,228
			$2,620,884
		Investment Banking & Brokerage - 0.6%
1,975,489	4.75	Duff & Phelps Corp., Initial Term Loan, 4/23/20	$1,940,094
1,942,627	4.25	Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan, 7/22/20	1,930,485
			$3,870,579
		Total Diversified Financials	$18,338,251
		Insurance - 1.3%
		Insurance Brokers - 0.6%
1,520,128	5.00	CGSC of Delaware Holdings Corp., Term Loan (First Lien), 4/16/20	$1,464,073
298,490	4.50	National Financial Partners Corp., Tranche B Term Loan (First Lien), 7/1/20	286,830
2,063,076	4.25	USI Insurance Services LLC, Term B Loan, 12/30/19	2,024,393
			$3,775,296
		Life & Health Insurance - 0.2%
164,352	6.75	Integro, Ltd., Term Loan (First Lien), 10/9/22	$161,065
1,085,648	6.75	Integro, Ltd., Initial Term Loan (First Lien), 10/9/22	1,063,935
			$1,225,000
		Multi-line Insurance - 0.1%
681,179	4.50	Alliant Holdings I LLC, Initial Term Loan, 7/28/22	$664,788
		Property & Casualty Insurance - 0.4%
2,118,403	5.75	Confie Seguros Holding II Co., Term B Loan (First Lien), 11/9/18	$2,083,979
		Total Insurance	$7,749,063
		Real Estate - 1.7%
		Mortgage REIT - 0.3%
2,092,462	3.50	Starwood Property Trust, Inc., Term Loan (First Lien), 4/17/20	$2,064,998
		Retail REIT - 0.3%
1,743,120	4.25	DTZ US Borrower LLC, 2015-1 Additional Term Loan (First Lien), 11/4/21	$1,698,815
		Specialized REIT - 0.6%
1,203,333	5.00	Communications Sales & Leasing, Inc., Term Loan, 10/16/22	$1,133,139
2,295,100	3.25	The GEO Group, Inc., Term Loan, 4/3/20	2,285,059
			$3,418,198
		Real Estate Services - 0.5%
2,134,929	4.50	Altisource Solutions Sarl, Term B Loan, 12/9/20	$1,804,015
1,412,970	4.43	GCA Services Group, Inc., Replacement Term Loan (First Lien), 11/1/19	1,407,965
			$3,211,980
		Total Real Estate	$10,393,991
		Software & Services - 5.1%
		Internet Software & Services - 0.4%
1,350,000	5.50	Match Group, Inc., Term B-1 Loan, 10/27/22	$1,347,469
986,082	6.00	Vocus, Inc., Tranche B Loan (First Lien), 5/23/21	981,152
			$2,328,621
		IT Consulting & Other Services - 1.2%
1,402,167	3.75	Booz Allen Hamilton, Inc., Refinance Tranche B, 7/31/19	$1,407,074
1,975,000	5.75	Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21	1,478,781
794,243	4.50	Kronos, Inc., Incremental Term Loan (First Lien), 10/30/19	782,329
1,250,000	3.75	NXP BV, Tranche B Loan, 10/30/20	1,248,549
682,838	4.50	PSAV Presentation Services, Tranche B Term Loan (First Lien), 1/24/21	658,938
822,385	3.75	Science Applications International Corp., Tranche B Incremental Loan, 4/21/22	823,413
950,000	7.00	TaxACT, Inc., Initial Term Loan, 12/31/22	926,250
			$7,325,334
		Data Processing & Outsourced Services - 0.3%
248,750	3.75	Black Knight InfoServ LLC, Term B Loan, 5/7/22	$248,128
1,637,680	3.93	First Data Corp., 2018 New Dollar Term Loan, 3/24/18	1,618,672
			$1,866,800
		Application Software - 2.0%
1,592,235	4.25	Applied Systems, Inc., Initial Term Loan (First Lien), 1/15/21	$1,564,247
2,439,736	4.50	Epiq Systems, Inc., Term Loan, 8/27/20	2,403,140
652,397	8.50	Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18	649,135
1,109,331	3.75	Infor., Tranche B-5 Term Loan (First Lien), 6/3/20	1,046,237
1,456,878	7.50	Serena Software, Inc., Term Loan, 4/10/20	1,330,615
1,243,115	6.25	STG-Fairway Acquisitions, Inc., Term Loan (First Lien), 3/4/19	1,212,037
1,728,237	3.50	Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19	1,726,293
2,188,681	4.25	Vertafore, Inc., Term Loan (2013), 10/3/19	2,176,761
			$12,108,465
		Systems Software - 0.8%
1,237,500	5.75	AVG Technologies N.V., Term Loan, 10/15/20	$1,220,484
2,800,088	4.00	EZE Software Group LLC, Term B-1 Loan, 4/6/20	2,753,419
492,500	5.00	MSC Software Corp., Initial Term Loan (First Lien), 5/28/20	455,562
540,661	4.25	Sybil Finance BV, Refinancing Term Loan, 3/20/20	538,633
			$4,968,098
		Home Entertainment Software - 0.4%
1,644,500	3.25	Activision Blizzard, Inc., Term Loan, 7/26/20	$1,646,684
1,159,180	5.25	Micro Focus International, Term Loan B, 10/7/21	1,147,105
			$2,793,789
		Total Software & Services	$31,391,107
		Technology Hardware & Equipment - 1.6%
		Communications Equipment - 0.2%
394,000	3.75	Ciena Corp., Term Loan, 7/15/19	$391,045
522,431	3.31	Commscope, Inc., Tranche 4 Term Loan, 1/14/18	521,125
349,125	3.83	CommScope, Inc., Tranche 5 Term Loan (2015), 12/29/22	348,088
			$1,260,258
		Electronic Equipment Manufacturers - 0.4%
955,766	4.50	Sensus USA, Inc., Term Loan (First Lien), 5/9/17	$922,314
1,480,000	4.75	Zebra Technologies, Term Loan B, 9/30/21	1,482,056
			$2,404,370
		Electronic Components - 0.2%
1,033,219	3.25	Belden Finance 2013 LP, Initial Term Loan, 9/9/20	$1,027,407
337,154	3.50	Generac Power Systems, Inc., Term Loan B, 5/31/20	329,568
			$1,356,975
		Technology Distributors - 0.8%
1,775,443	3.25	CDW LLC, Term Loan, 4/25/20	$1,747,226
1,361,941	5.00	Deltek, Inc., Term Loan (First Lien), 12/31/22	1,339,809
210,001	4.02	SS&C European Holdings SARL, Term B-2 Loan, 6/29/22	209,251
1,461,614	4.01	SS&C Technologies, Inc., Term B-1 Loan, 6/29/22	1,456,395
			$4,752,681
		Total Technology Hardware & Equipment	$9,774,284
		Semiconductors & Semiconductor Equipment - 2.2%
		Semiconductor Equipment - 0.4%
1,101,117	3.50	Emtegris, Inc., Term Loan B, 3/25/21	$1,094,235
476,750	2.86	Sensata Technologies BV, Sixth Amendment Term Loan, 10/14/21	470,493
1,206,851	4.25	VAT Holding AG, Term Loan, 2/11/21	1,185,731
			$2,750,459
		Semiconductors - 1.8%
3,424,067	3.75	Avago Technologies Ltd., Tranche B Term Loan (First Lien), 4/16/21	$3,409,799
6,225,000	4.25	Avago Technologies Finance, Term Loan (First Lien), 11/13/22	6,134,221
492,500	4.50	M/A-COM Technology, Initial Term Loan, 5/7/21	492,500
796,178	5.25	Microsemi Corp., Closing Date Term B Loan, 12/17/22	791,534
			$10,828,054
		Total Semiconductors & Semiconductor Equipment	$13,578,513
		Telecommunication Services - 2.5%
		Integrated Telecommunication Services - 1.3%
2,737,000	4.00	Cincinnati Bell, Inc., Tranche B Term Loan, 9/10/20	$2,642,346
263,013	4.00	GCI Holdings, Inc., New Term B Loan, 2/2/22	263,177
1,500,000	0.00	Level 3 Financing, Inc., Tranche B-II 2022 Term Loan, 5/31/22 (g)	1,480,624
1,003,166	4.75	Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 4/30/20	747,358
504,991	3.50	Virgin Media Investment Holdings, Ltd., F Facility, 6/30/23	495,277
1,636,644	3.25	West Corp., B-10 Term Loan (First Lien), 6/30/18	1,608,898
977,734	3.50	Windstream Services LLC, Tranche B-5 Term Loan, 8/8/19	953,901
			$8,191,581
		Wireless Telecommunication Services - 1.2%
2,391,635	4.25	Altice US Finance I Corp., Initial Term Loan, 12/14/22	$2,352,771
1,089,381	4.50	Numericable U.S. LLC, Tranche B-1 Term Loan, 4/23/20	1,050,015
942,167	4.50	Numericable-SFR, Tranche B-2 Loan (First Lien), 4/23/20	908,120
1,175,787	4.00	Syniverse Holdings, Inc., Initial Term Loan, 4/23/19	823,051
2,204,282	4.00	Syniverse Holdings, Inc., Tranche B Term Loan, 4/23/19	1,542,998
450,000	3.50	T-Mobile USA, Inc., Senior Lien Term Loan, 11/3/22	450,750
			$7,127,705
		Total Telecommunication Services	$15,319,286
		Utilities - 2.8%
		Electric Utilities - 1.1%
1,577,283	4.75	Atlantic Power LP, Term Loan, 2/20/21	$1,547,709
2,583,750	3.00	Calpine Construction Finance Co. LP, Term B-1 Loan, 5/3/20	2,433,032
850,000	5.75	Rhode Island State Energy Partners, Term B Advance, 11/23/22	828,750
679,080	3.75	Texas Competitive Electric Holdings Co LLC, DIP Term Loan, 5/5/16	675,968
1,352,520	5.50	TPF II Power, LLC, Term Loan, 10/2/21	1,302,653
			$6,788,112
		Water Utilities - 0.3%
1,715,000	4.75	WTG Holdings III Corp., Term Loan (First Lien), 12/12/20	$1,680,700
		Independent Power Producers & Energy Traders - 1.4%
1,388,025	3.50	Calpine Corp., Term Loan, 5/28/22	$1,318,912
532,792	4.00	Calpine Corp., Term Loan, 9/27/19	520,360
1,200,000	4.00	Dynegy, Inc., Tranche B-2 Term Loan, 4/23/20	1,159,876
2,033,169	2.75	NRG Energy, Inc., Term Loan (2013), 7/1/18	1,994,482
3,207,594	3.75	NSG Holdings LLC, New Term Loan, 12/11/19	3,103,347
961,056	5.00	TerraForm AP Acquisition Holdings LLC, Term Loan, 6/26/22	903,393
			$9,000,370
		Total Utilities	$17,469,182
		TOTAL SENIOR FLOATING RATE LOAN INTERESTS
		(Cost $547,638,306)	$522,526,464
Shares
		MUTUAL FUNDS - 0.2%
		Diversified Financials - 0.2%
		Other Diversified Financial Services - 0.2%
50,000		PowerShares Senior Loan Portfolio	$1,109,000
		Total Diversified Financials	$1,109,000
		TOTAL MUTUAL FUNDS
		(Cost $1,192,485)	$1,109,000
Principal Amount ($)
		TEMPORARY CASH INVESTMENTS - 1.8%
		Commercial Paper - 1.8%
2,000,000		Barclays, Floating Rate Note, 2/1/16 (c)	$1,999,948
1,525,000		BNP Paribas, Commercial Paper, 2/1/16 (c)	1,524,956
1,525,000		Duke Energy Corporation, Floating Rate Note, 2/1/16 (c)	1,524,946
1,515,000		Mondelez, Floating Rate Note, 2/1/16 (c)	1,514,946
1,525,000		Prudential Funding LLC, Floating Rate Note, 2/1/16 (c)	1,524,962
2,635,000		Total SA, Floating Rate Note, 2/1/16 (c)	2,634,935
			$10,724,693
		TOTAL TEMPORARY CASH INVESTMENTS
		(Cost $10,725,000)	$10,724,693

		TOTAL INVESTMENT IN SECURITIES - 97.2%
		(Cost $622,342,636) (a)	$595,223,327
		OTHER ASSETS & LIABILITIES - 2.8%	$17,371,047
		TOTAL NET ASSETS - 100.0%	$612,594,374

†		Amount rounds to less than 0.1%.

(Cat Bond)		Catastrophe or Event-Linked Bond. At January 31, 2016, the value of these securities amounted to $10,018,125, or 1.6% of total net assets.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2016, the value of these securities amounted to
$20,378,436, or 3.3% of total net assets.

REIT		Real Estate Investment Trust.

(Perpetual)		Security with no stated maturity date.

**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.
These base lending rates are generally (i) the lending rate offered by one or more major
European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or
(iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a)		At January 31, 2016, the net unrealized depreciation on investments based on cost for federal income tax purposes of $622,523,930 was as follows:

		Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$592,712

		Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(27,893,315)

		Net unrealized depreciation	($27,300,603)

(b)		Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c)		Security issued with a zero coupon. Income is recognized through accretion of discount.

(d)		Security is in default.

(e)		Income is recognized through accretion of discount.

(f)		Structured reinsurance investment. At January 31, 2016, the value of these securities amounted to $3,375,500 or 0.6% of total net assets.

(g)		Rate to be determined.

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS — SELL PROTECTION

Notional Principal ($) (1)		Exchange	Obligation Entity/Index	Coupon	Credit Rating (4)		Expiration Date	Premiums (Received)	Net Unrealized Appreciation (Depreciation)
1,361,250		Chicago Mercentile Exchange	Markit CDX North America High Yield Index	5.00%	B	+	6/20/20	$81,943	$(47,232)
3,000,000		Chicago Mercentile Exchange	Markit CDX North America Investment Grade Index	1.00%	B	+	12/20/20	(6,531)	5,626
1,530,000		Chicago Mercentile Exchange	Markit CDX North America High Yield Index	5.00%	B	+	12/20/20	(14,550)	12,869
								$60,862	$(28,737)
	(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
	(2)	Based on Standard & Poor's rating of the issuer or weighted average of all the underlying securities of the index.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2016, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Preferred Stocks	$1,489,357	$-	-	$1,489,357
Convertible Preferred Stock	-	-	-	-
Common Stocks
Commercial Services & Supplies
Diversified Support Services	-	63,698	-	63,698
Consumer Services
Education Services	-	512,187	-	512,187
All Other Common Stocks	48,022	-	-	48,022
Asset Backed Securities	-	1,662,567	-	1,662,567
Collateralized Mortgage Obligations	-	4,269,184	-	4,269,184
Corporate Bonds
Insurance
Reinsurance	-	10,768,900	3,375,500	14,144,400
All Other Corporate Bonds	-	14,569,476	-	14,569,476
U.S. Government and Agency Obligations	-	24,104,279	-	24,104,279
Senior Floating Rate Loan Interests	-	522,526,464	-	522,526,464
Mutual Funds	1,109,000	-	-	1,109,000
Commercial Paper	-	10,724,693	-	10,724,693
Total	$2,646,379	$589,201,448	$3,375,500	$595,223,327

Other Financial Instruments
Net unrealized depreciation on credit default swaps	$-	$(28,737)	$-	$(28,737)
Total	$-	$(28,737)	$-	$(28,737)

	The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

		Corporate Bonds
	Balance as of 10/31/15	$596,223
	Realized gain (loss)1	-
	Change in unrealized appreciation (depreciation)2	(22,623)
	Purchases	3,350,000
	Sales	(548,100)
	Transfers in and out of Level 3 Categories	-
	Transfers in and out of Level 3*	-
	Balance as of 1/31/16	3,375,500

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values. During the period ended January 31, 2016 there were no transfers between Levels 1, 2 and 3.

	Net change in unrealized appreciation (depreciation) of investments still held as of 1/31/16	$(22,623)
			Pioneer Flexible Opportunities Fund
			Schedule of Investments 1/31/2016 (Unaudited)

	Shares	Floating Rate (b) (unaudited)					Value
			PREFERRED STOCKS - 0.2%
			Automobiles & Components - 0.2%
			Auto Parts & Equipment - 0.2%
	84,163		Schaeffler AG				$1,332,591
			Total Automobiles & Components				$1,332,591
			Real Estate - 0.0% †
			Retail REIT - 0.0% †
	204		Wheeler Real Estate Investment Trust, Inc., 9.0%				$199,920
			Total Real Estate				$199,920
			TOTAL PREFERRED STOCKS
			(Cost $1,716,720)				$1,532,511

			COMMON STOCKS - 66.3%
			Energy - 0.4%
			Oil & Gas Equipment & Services - 0.4%
	30,817		Core Laboratories NV				$3,032,393
			Total Energy				$3,032,393
			Materials - 0.6%
			Construction Materials - 0.6%
	1,848,000		Indocement Tunggal Prakarsa Tbk PT				$2,642,875
	98,552		Summit Materials, Inc.				1,564,020
							$4,206,895
			Total Materials				$4,206,895
			Capital Goods - 11.9%
			Aerospace & Defense - 6.1%
	4,358,000		AviChina Industry & Technology Co., Ltd.				$3,012,720
	60,325		Engility Holdings, Inc.				814,991
	28,294		Honeywell International, Inc.				2,919,941
	34,364		Huntington Ingalls Industries, Inc.				4,394,468
	129,378		Magellan Aerospace Corp.				1,320,561
	22,679		MTU Aero Engines AG				2,076,417
	34,836		Northrop Grumman Corp.				6,446,750
	60,932		Raytheon Co.				7,813,920
	82,402		Safran SA				5,324,140
	70,888		Thales SA				5,387,070
	12,652		TransDigm Group, Inc.				2,843,284
							$42,354,262
			Agricultural & Farm Machinery - 0.7%
	65,418		The Toro Co.				$4,874,949
			Building Products - 0.3%
	155,200		Takasago Thermal Engineering Co., Ltd.				$2,044,551
			Construction & Engineering - 3.2%
	2,814,000		China State Construction International Holdings, Ltd.				$4,490,916
	61,651		Granite Construction, Inc.				2,381,578
	792,000		Kajima Corp.				4,421,986
	4,244,000		Pembangunan Perumahan Persero Tbk PT				1,201,568
	524,000		Shimizu Corp.				4,011,960
	568,000		Taisei Corp.				3,495,024
	14,395,500		Waskita Karya Persero Tbk PT				1,813,154
							$21,816,186
			Heavy Electrical Equipment - 0.6%
	4,585,000		China High Speed Transmission Equipment Group Co., Ltd.				$3,505,464
	426,400		Xinjiang Goldwind Science & Technology Co., Ltd.				551,194
							$4,056,658
			Industrial Conglomerates - 0.2%
	87,200		SM Investments Corp.				$1,512,588
			Industrial Machinery - 0.8%
	3,672		Georg Fischer AG				$2,419,445
	49,200		Hoshizaki Electric Co., Ltd.				3,393,103
							$5,812,548
			Total Capital Goods				$82,471,742
			Commercial Services & Supplies - 1.9%
			Environmental & Facilities Services - 0.3%
	3,588,000		Tianjin Capital Environmental Protection Group Co., Ltd.				$2,272,943
			Diversified Support Services - 0.6%
	184,014		Elior				$3,690,798
			Security & Alarm Services - 0.7%
	73,200		Secom Co., Ltd.				$5,027,115
			Research & Consulting Services - 0.3%
	22,296		Teleperformance				$1,853,973
			Total Commercial Services & Supplies				$12,844,829
			Transportation - 3.4%
			Airlines - 0.7%
	133,600		Japan Airlines Co., Ltd.				$4,939,034
			Railroads - 2.0%
	23,100		Central Japan Railway Co.				$4,217,431
	53,200		East Japan Railway Co.				4,828,974
	394,000		Keisei Electric Railway Co., Ltd.				5,161,132
							$14,207,537
			Airport Services - 0.3%
	2,508,000		Beijing Capital International Airport Co., Ltd.				$2,255,874
			Highways & Railtracks - 0.4%
	3,054,000		Shenzhen Expressway Co., Ltd.				$2,417,347
			Total Transportation				$23,819,792
			Automobiles & Components - 1.0%
			Auto Parts & Equipment - 0.3%
	54,301		Hella KGaA Hueck & Co.				$2,251,170
			Automobile Manufacturers - 0.7%
	28,189		Daimler AG				$1,958,720
	75,500		Fuji Heavy Industries, Ltd.				3,028,107
							$4,986,827
			Total Automobiles & Components				$7,237,997
			Consumer Durables & Apparel - 0.7%
			Home Furnishings - 0.7%
	2,076		Forbo Holding AG				$2,198,702
	2,429,600		Man Wah Holdings, Ltd.				2,625,548
							$4,824,250
			Total Consumer Durables & Apparel				$4,824,250
			Consumer Services - 1.1%
			Hotels, Resorts & Cruise Lines - 0.0% †
	453,648		Aitken Spence Hotel Holdings Plc				$188,679
			Education Services - 1.1%
	3,604,475		China Maple Leaf Educational Systems, Ltd.				$1,658,114
	300,185		G8 Education, Ltd.				764,355
	107,032		New Oriental Education & Technology Group, Inc. (A.D.R.)				3,361,875
	31,292		TAL Education Group (A.D.R.) *				1,501,077
							$7,285,421
			Total Consumer Services				$7,474,100
			Media - 1.3%
			Advertising - 0.6%
	68,815		Stroeer SE *				$4,049,032
			Broadcasting - 0.3%
	411,562		Sun TV Network, Ltd.				$2,298,570
			Movies & Entertainment - 0.4%
	41,242		Loen Entertainment, Inc.				$2,710,979
			Total Media				$9,058,581
			Retailing - 0.8%
			Apparel Retail - 0.8%
	76,279		The TJX Companies, Inc.				$5,434,116
			Total Retailing				$5,434,116
			Food & Staples Retailing - 0.8%
			Drug Retail - 0.8%
	59,500		Sundrug Co., Ltd.				$3,877,390
	21,700		Tsuruha Holdings, Inc.				1,776,147
							$5,653,537
			Total Food & Staples Retailing				$5,653,537
			Food, Beverage & Tobacco - 2.8%
			Distillers & Vintners - 0.4%
	37,053		Remy Cointreau SA				$2,655,697
			Packaged Foods & Meats - 0.7%
	62,000		Ajinomoto Co., Inc.				$1,452,513
	55,693		Danone SA				3,827,020
							$5,279,533
			Tobacco - 1.7%
	55,555		Altria Group, Inc.				$3,394,966
	166,327		Reynolds American, Inc.				8,308,034
							$11,703,000
			Total Food, Beverage & Tobacco				$19,638,230
			Health Care Equipment & Services - 11.1%
			Health Care Equipment - 6.5%
	19,719		Becton Dickinson and Co.				$2,866,551
	192,328		Boston Scientific Corp. *				3,371,510
	25,087		CR Bard, Inc.				4,597,694
	66,672		Edwards Lifesciences Corp. *				5,214,417
	94,416		Globus Medical, Inc. *				2,355,679
	107,037		Hill-Rom Holdings, Inc.				5,231,969
	133,596		Hologic, Inc. *				4,534,248
	6,172		Intuitive Surgical, Inc. *				3,338,126
	103,384		Medtronic PLC				7,848,913
	53,841		NuVasive, Inc. *				2,483,147
	28,342		Stryker Corp.				2,810,109
	11,800		Sysmex Corp.				744,596
							$45,396,959
			Health Care Supplies - 0.5%
	71,300		Asahi Intecc Co., Ltd.				$3,233,013
			Health Care Distributors - 0.3%
	24,829		Cardinal Health, Inc.				$2,020,336
			Health Care Services - 0.7%
	33,157		Adeptus Health, Inc.				$1,564,347
	8,029		Fresenius Medical Care AG & Co. KGaA				710,154
	24,360		Laboratory Corp of America Holdings *				2,736,846
							$5,011,347
			Health Care Facilities - 2.1%
	60,449		HCA Holdings, Inc.				$4,206,041
	57,530		Orpea				4,546,395
	33,715		Ramsay Health Care, Ltd.				1,444,628
	82,628		VCA, Inc. *				4,236,338
							$14,433,402
			Managed Health Care - 0.8%
	21,522		Aetna, Inc.				$2,191,800
	31,354		UnitedHealth Group, Inc.				3,610,727
							$5,802,527
			Health Care Technology - 0.2%
	24,779		Cerner Corp. *				$1,437,430
			Total Health Care Equipment & Services				$77,335,014
			Pharmaceuticals, Biotechnology & Life Sciences - 5.2%
			Biotechnology - 0.9%
	1,103,000		3SBio, Inc.				$1,325,185
	22,014		Actelion, Ltd.				2,881,622
	9,965		Celgene Corp. *				999,689
	32,655		Grifols SA				677,424
							$5,883,920
			Pharmaceuticals - 2.0%
	110,419		Bristol-Myers Squibb Co.				$6,863,645
	106,300		Shionogi & Co., Ltd.				4,566,313
	9,510		Yuhan Corp.				2,618,448
							$14,048,406
			Life Sciences Tools & Services - 2.3%
	97,834		Agilent Technologies, Inc.				$3,683,450
	131,927		INC Research Holdings, Inc.				5,558,085
	50,461		Thermo Fisher Scientific, Inc.				6,663,880
							$15,905,415
			Total Pharmaceuticals, Biotechnology & Life Sciences				$35,837,741
			Banks - 4.2%
			Diversified Banks - 2.9%
	3,812,300		Bank Central Asia Tbk PT				$3,625,490
	5,239,300		Bank Rakyat Indonesia Persero Tbk PT				4,269,411
	1,015,563		Hatton National Bank Plc				1,386,843
	155,700		Kasikornbank PCL				739,041
	648,500		Mitsubishi UFJ Financial Group, Inc.				3,264,059
	2,537,300		Mizuho Financial Group, Inc.				4,312,834
	540,501		National Development Bank Plc				636,941
	50,400		Sumitomo Mitsui Financial Group, Inc.				1,656,758
							$19,891,377
			Regional Banks - 1.3%
	49,963		First Republic Bank				$3,397,484
	569,000		The Chiba Bank, Ltd.				3,463,580
	27,899		The PNC Financial Services Group, Inc.				2,417,448
							$9,278,512
			Total Banks				$29,169,889
			Diversified Financials - 1.3%
			Multi-Sector Holdings - 0.2%
	98,910		Ayala Corp.				$1,408,853
			Consumer Finance - 0.4%
	111,300		Hitachi Capital Corp.				$2,698,043
			Asset Management & Custody Banks - 0.5%
	17,130		Leonteq AG				$2,121,916
	43,183		Noah Holdings, Ltd. (A.D.R.)				1,105,917
							$3,227,833
			Investment Banking & Brokerage - 0.2%
	52,965		Morgan Stanley Co.				$1,370,734
			Total Diversified Financials				$8,705,463
			Insurance - 4.7%
			Life & Health Insurance - 1.6%
	298,205		Manulife Financial Corp.				$4,144,219
	585,341		Poste Italiane S.p.A.				4,326,533
	11,224		Swiss Life Holding AG				2,844,209
							$11,314,961
			Multi-line Insurance - 1.6%
	25,570		Allianz SE *				$4,116,462
	37,432		American International Group, Inc.				2,114,159
	84,011		AXA SA				2,071,704
	24,304		Baloise Holding AG				2,965,494
							$11,267,819
			Property & Casualty Insurance - 1.5%
	53,187		Chubb, Ltd.				$6,013,854
	23,362		The Allstate Corp.				1,415,737
	26,380		The Travelers Companies, Inc.				2,823,715
							$10,253,306
			Total Insurance				$32,836,086
			Real Estate - 4.3%
			Diversified REIT - 0.8%
	661,541		Green Real Estate Investment Trust plc *				$1,071,091
	403,841		Hibernia Real Estate Investment Trust plc				570,208
	10,069		ICADE				714,260
	41,998		Kennedy Wilson Europe Real Estate Plc				666,323
	4,096,200		Mapletree Greater China Commercial Trust				2,415,111
							$5,436,993
			Health Care REIT - 0.2%
	1,383,000		First Real Estate Investment Trust				$1,135,755
			Hotel & Resort REIT - 1.0%
	285		Hoshino Resorts Real Estate Investment Trust, Inc.				$2,817,634
	5,233		Japan Hotel Real Estate Investment Trust Investment Corp.				3,937,446
							$6,755,080
			Industrial REIT - 0.0% †
	240,000		Ascendas Real Estate Investment Trust				$390,819
			Mortgage REIT - 0.3%
	124,311		Starwood Property Trust, Inc.				$2,366,881
			Office REIT - 0.0% †
	6,827		Derwent London Plc				$314,928
			Residential REIT - 0.1%
	30,288		Colony Starwood Homes				$651,798
			Retail REIT - 0.5%
	171,074		Hammerson Plc				$1,421,660
	9,137		Simon Property Group, Inc.				1,702,040
	74,022		Wheeler Real Estate Investment Trust, Inc.				108,072
							$3,231,772
			Diversified Real Estate Activities - 0.2%
	1,175,800		Ayala Land, Inc.				$773,926
	39,466		DIC Asset AG				382,111
							$1,156,037
			Real Estate Operating Companies - 0.5%
	1,751,200		Ascendas India Trust				$983,337
	5,759,000		SM Prime Holdings, Inc.				2,553,251
							$3,536,588
			Real Estate Development - 0.6%
	302,600		Frasers Centrepoint, Ltd. *				$350,453
	2,310,500		KWG Property Holding, Ltd.				1,445,853
	1,624,000		Longfor Properties Co., Ltd.				2,057,558
	670,000		Supalai PCL				341,473
							$4,195,337
			Real Estate Services - 0.1%
	4,556		Jones Lang LaSalle, Inc.				$641,120
			Total Real Estate				$29,813,108
			Software & Services - 3.1%
			Internet Software & Services - 0.9%
	39,809		Alibaba Group Holding, Ltd. (A.D.R.)				$2,668,397
	546,871		Just Eat Plc				2,908,240
	42,800		Tencent Holdings, Ltd.				796,896
							$6,373,533
			IT Consulting & Other Services - 0.3%
	53,357		Leidos Holdings, Inc.				$2,460,825
			Data Processing & Outsourced Services - 1.2%
	58,649		MasterCard, Inc.				$5,221,520
	39,322		Visa, Inc.				2,929,096
							$8,150,616
			Application Software - 0.5%
	40,883		Adobe Systems, Inc. *				$3,643,902
			Systems Software - 0.2%
	20,555		Microsoft Corp.				$1,132,375
			Total Software & Services				$21,761,251
			Technology Hardware & Equipment - 3.1%
			Communications Equipment - 1.3%
	104,048		Harris Corp.				$9,049,055
			Electronic Equipment Manufacturers - 1.5%
	29,827		FEI Co.				$2,160,966
	78,557		FLIR Systems, Inc. *				2,297,007
	257,000		Shimadzu Corp.				3,899,310
	3,168,000		Wasion Group Holdings, Ltd.				1,945,818
							$10,303,101
			Electronic Components - 0.3%
	165,700		Taiyo Yuden Co., Ltd.				$1,879,051
			Total Technology Hardware & Equipment				$21,231,207
			Semiconductors & Semiconductor Equipment - 1.1%
			Semiconductor Equipment - 0.2%
	3,734,000		Xinyi Solar Holdings, Ltd.				$1,180,317
			Semiconductors - 0.9%
	40,466		Avago Technologies, Ltd.				$5,410,709
	52,995		Infineon Technologies AG				704,793
							$6,115,502
			Total Semiconductors & Semiconductor Equipment				$7,295,819
			Utilities - 1.5%
			Electric Utilities - 0.2%
	13,819		Red Electrica Corp SA				$1,113,319
			Gas Utilities - 0.7%
	52,720		Enagas SA				$1,524,457
	637,719		Snam S.p.A.				3,567,205
							$5,091,662
			Water Utilities - 0.6%
	3,576,000		China Water Affairs Group, Ltd.				$1,516,354
	9,640,000		CT Environmental Group, Ltd. *				2,774,689
							$4,291,043
			Total Utilities				$10,496,024
			TOTAL COMMON STOCKS
			(Cost $466,976,267)				$460,178,064
	Principal Amount ($)
			COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
			Banks - 1.1%
			Thrifts & Mortgage Finance - 1.1%
	3,000,000		COMM 2006-C8 Mortgage Trust, 5.377%, 12/10/46				$2,971,913
	2,384,000	6.11	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7 REMICS, Floating Rate Note, 4/15/45				2,095,416
	3,000,000	5.57	Morgan Stanley Capital I Trust 2007-TOP25, Floating Rate Note, 11/12/49				2,919,116
							$7,986,445
			Total Banks				$7,986,445
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $8,248,845)				$7,986,445

			CORPORATE BONDS - 14.6%
			Energy - 3.0%
			Integrated Oil & Gas - 1.5%
	5,682,000		Lukoil International Finance BV, 6.125%, 11/9/20 (144A)				$5,809,845
	4,500,000		Lukoil International Finance BV, 7.25%, 11/5/19 (144A)				4,811,211
							$10,621,056
			Oil & Gas Exploration & Production - 1.5%
	6,687,000		Gazprom OAO Via Gaz Capital SA, 3.85%, 2/6/20 (144A)				$6,281,768
	4,000,000		Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22 (144A)				4,040,400
							$10,322,168
			Total Energy				$20,943,224
			Materials - 7.9%
			Construction Materials - 0.5%
	3,000,000		Vulcan Materials Co., 7.5%, 6/15/21				$3,456,000
			Metal & Glass Containers - 0.2%
	1,586,000		Ball Corp., 4.0%, 11/15/23				$1,522,560
			Paper Packaging - 0.4%
	3,000,000		Sealed Air Corp., 5.125%, 12/1/24 (144A)				$3,000,000
			Diversified Metals & Mining - 2.3%
	21,086,000		Gold Fields Orogen Holdings BVI, Ltd., 4.875%, 10/7/20 (144A)				$15,814,500
			Gold - 3.9%
	7,500,000		AngloGold Ashanti Holdings Plc, 5.125%, 8/1/22				$6,037,500
	5,500,000		AngloGold Ashanti Holdings Plc, 8.5%, 7/30/20				5,689,750
	3,000,000		AngloGold Ashanti Holdings Plc, 8.5%, 7/30/20				3,103,500
	7,200,000		Kinross Gold Corp., 5.125%, 9/1/21				4,807,440
	7,300,000		Kinross Gold Corp., 5.125%, 9/1/21				4,874,210
	4,350,000		Kinross Gold Corp., 5.95%, 3/15/24				2,697,000
							$27,209,400
			Steel - 0.6%
	4,000,000		ArcelorMittal, 5.5%, 2/25/17				$3,910,000
			Total Materials				$54,912,460
			Capital Goods - 0.5%
			Building Products - 0.5%
	3,000,000		USG Corp., 9.75%, 1/15/18				$3,300,000
			Total Capital Goods				$3,300,000
			Consumer Durables & Apparel - 0.3%
			Apparel, Accessories & Luxury Goods - 0.3%
	1,943,000		Hanesbrands, Inc., 6.375%, 12/15/20				$2,016,096
			Total Consumer Durables & Apparel				$2,016,096
			Consumer Services - 0.8%
			Casinos & Gaming - 0.8%
	5,523,000		MGM Resorts International, 6.625%, 12/15/21				$5,674,882
			Total Consumer Services				$5,674,882
			Food, Beverage & Tobacco - 0.5%
			Packaged Foods & Meats - 0.5%
	1,500,000		Smithfield Foods, Inc., 5.875%, 8/1/21 (144A)				$1,522,500
	1,500,000		Smithfield Foods, Inc., 6.625%, 8/15/22				1,576,875
							$3,099,375
			Total Food, Beverage & Tobacco				$3,099,375
			Diversified Financials - 0.8%
			Consumer Finance - 0.4%
	3,000,000		First Cash Financial Services, Inc., 6.75%, 4/1/21				$2,902,500
			Asset Management & Custody Banks - 0.4%
	2,587,000		Prospect Capital Corp., 5.875%, 3/15/23				$2,426,953
			Total Diversified Financials				$5,329,453
			Insurance - 0.1%
			Reinsurance - 0.1%
	1,000,000	7.42	Northshore Re, Ltd., Floating Rate Note, 7/5/16 (Cat Bond) (144A)				$1,010,300
			Total Insurance				$1,010,300
			Real Estate - 0.5%
			Real Estate Development - 0.5%
	2,000,000		KWG Property Holding, Ltd., 8.25%, 8/5/19				$2,043,100
	1,400,000		Sunac China Holdings, Ltd., 9.375%, 4/5/18				1,468,180
							$3,511,280
			Total Real Estate				$3,511,280
			Telecommunication Services - 0.2%
			Wireless Telecommunication Services - 0.2%
	1,500,000		Sprint Communications, Inc., 6.0%, 12/1/16				$1,488,750
			Total Telecommunication Services				$1,488,750
			TOTAL CORPORATE BONDS
			(Cost $112,102,132)				$101,285,820

			FOREIGN GOVERNMENT BONDS - 9.2%
	15,870,000		Indonesia Government International Bond, 5.875%, 1/15/24 (144A)				$17,389,537
	3,796,000		Indonesia Government International Bond, 6.75%, 1/15/44 (144A)				4,138,521
MXN	65,208,800		Mexican Bonos, 5.75%, 3/5/26				3,494,204
	8,804,000		Mexico Government International Bond, 3.6%, 1/30/25				8,550,885
	8,582,000		Mexico Government International Bond, 4.0%, 10/2/23				8,689,275
	21,400,000		Russian Foreign Bond - Eurobond, 3.5%, 1/16/19 (144A)				21,369,911
			TOTAL FOREIGN GOVERNMENT BONDS
			(Cost $63,805,650)				$63,632,333

			SENIOR FLOATING RATE LOAN INTERESTS - 0.0% † **
			Technology Hardware & Equipment - 0.0% †
			Communications Equipment - 0.0% †
	91,030	3.31	Commscope, Inc., Tranche 4 Term Loan, 1/14/18				$90,802
			Total Technology Hardware & Equipment				$90,802
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $91,030)				$90,802
	Shares
			CLOSED-END FUNDS - 0.2%
	62,300		Blackrock Munivest Fund, Inc.				$644,182
	44,100		Blackrock Muniyield Fund, Inc.				671,202
			TOTAL CLOSED-END FUNDS				$1,315,384
			(Cost $1,140,036)				$1,315,384

			MUTUAL FUNDS - 3.9%
	41,792		Guggenheim S&P Global Water Index ETF				$1,111,667
	209,556		Market Vectors Vietnam ETF				2,925,402
	62,296		PowerShares International BuyBack Achievers Portfolio				1,535,596
	211,883		ProShares S&P 500 Dividend Aristocrats ETF				10,221,236
	186,015		SPDR S&P Euro Dividend Aristocrats UCITS ETF				3,988,794
	26,388		SPDR S&P Global Dividend Aristocrats ETF				725,315
	219,314		SPDR S&P UK Dividend Aristocrats UCITS ETF				3,676,324
	86,547		SPDR S&P US Dividend Aristocrats UCITS ETF				3,296,575
			TOTAL MUTUAL FUNDS
			(Cost $30,865,448)				$27,480,909

	Principal Amount ($)		Description	Counterparty	Strike Price	Expiration Date	Value
			PUT OPTIONS PURCHASED - 0.2%
EUR	3,000		Euro Stoxx 50	Barclays Bank Plc	2,650.00	2/19/16	$185,193
EUR	3,000		Euro Stoxx 50	Barclays Bank Plc	2,900.00	2/19/16	1,033,182
			TOTAL PUT OPTIONS PURCHASED
			(Premiums paid $4,773,493)				$1,218,375
			CALL OPTIONS PURCHASED - 2.0%
	10,000		100 Shares iShares iBoxx High Yield	Citigroup Global Markets, Inc.	80.00	6/17/16	$1,330,000
	800		100 Shares S&P EMINI Future	Citigroup Global Markets, Inc.	1,865.00	2/19/16	3,160,000
	800		100 Shares S&P EMINI Future	Citigroup Global Markets, Inc.	2,015.00	2/19/16	142,000
	1,000		100 Shares S&P EMINI Future	Citigroup Global Markets, Inc.	1,920.00	3/18/16	2,895,000
	700		100 Shares S&P EMINI Future	Citigroup Global Markets, Inc.	1,930.00	3/18/16	1,813,000
HKD	500		Hong Kong Stock Exchange	Barclays Bank Plc	10,000.00	2/26/16	12,850
HKD	500		Hong Kong Stock Exchange	Barclays Bank Plc	10,200.00	2/26/16	8,031
JPY	300		Nikkei 225	Barclays Bank Plc	17,000.00	3/11/16	2,428,247
JPY	400		Nikkei 225	Barclays Bank Plc	17,625.00	3/11/16	2,213,504
			TOTAL CALL OPTIONS PURCHASED
			(Premiums paid $9,912,854)				$14,002,632

			TOTAL INVESTMENT IN SECURITIES - 97.7%
			(Cost $699,632,475) (a)				$678,723,275

	Principal Amount ($)		Description	Counterparty	Strike Price	Expiration Date	Value
			PUT OPTIONS WRITTEN - (0.4)%
	(2,000)		100 Shares EURO FX Future	Citigroup Global Markets, Inc.	1,075.00	3/4/16	$(2,100,000)
EUR	(6,000)		Euro Stoxx 50	Barclays Bank Plc	2,775.00	2/19/16	(883,728)
			TOTAL PUT OPTIONS WRITTEN				$(2,983,728)
			(Premiums received $5,313,088)				$(2,983,728)

			CALL OPTIONS WRITTEN - (0.3)%
	(1,600)		100 Shares S&P EMINI Future	Citigroup Global Markets Inc	1,940.00	2/19/16	$(2,216,000)
			TOTAL CALL OPTIONS WRITTEN				$(2,216,000)
			(Premiums received $855,728)
			OTHER ASSETS & LIABILITIES - 3.0%				$20,719,471
			TOTAL NET ASSETS - 100.0%				$694,243,018

	*		Non-income producing security.

	†		Amount rounds to less than 0.1%.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2016, the value of these securities amounted to
$85,188,493 or 12.3% of total net assets.

	(A.D.R.)		American Depositary Receipts.

	REMICS		Real Estate Mortgage Investment Conduits.

	REIT		Real Estate Investment Trust.

	(Cat Bond)		Catastrophe or event linked bond. At January 31, 2016 the value of these securities amounted to $1,010,300 or 0.1% of total net assets.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

	(a)		At January 31, 2016, the net unrealized depreciation on investments based on cost for federal income tax purposes of $706,439,950 was as follows:

			Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,265,126

			Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(31,981,801)

			Net unrealized depreciation	($27,716,675)

	(b)		Debt obligation with a variable interest rate. Rate shown is rate at end of period.

TOTAL RETURN SWAP AGREEMENTS

	Notional Principal	Counterparty	Pay / Receive	Obligation Entity/Index	Coupon	Expiration Date	Net Unrealized Appreciation (Depreciation)
JPY	184,624	Societe Generale SA	Pay	Solactive Japanese Buyback Index	3M Libor + 70 bps	6/14/16	$(360,709)
EUR	1,172	Societe Generale SA	Pay	Solactive European Buyback Index	3M EURIBOR + 25 bps	6/13/16	(248,981)
	155,416	Citibank NA	Pay	PureFunds ISE Cyber Security ETF	3M Libor +40 bps	6/10/16	(578,148)
EUR	1,253	Societe Generale SA	Pay	Solactive European Buyback Index	3M EURIBOR + 25 bps	10/13/16	98,152
	58,677	Goldman Sach International	Pay	Goldman Sachs Total Cash Return Index	3M Libor +39 bps	11/20/16	(635,390)
							$(1,725,076)
CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

Notional Principal ($) (1)		Exchange	Obligation Entity/Index	Coupon	Credit Rating (2)		Expiration Date	Premiums Received	Unrealized Appreciation
27,479,249		Chicago Mercantile Exchange	Markit CDX North America High Yield Index	5.000%	B	+	12/20/20	$(300,211)	$270,011
$270,011

	(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
	(2)	Based on Standard & Poor's rating of the issuer or the weighted average of all the underlying securities in the index.
NOTE:	Principal amounts are denominated in U.S. Dollars unless otherwise noted:

EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of January 31, 2016, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Preferred Stock	$1,332,591	$199,920	$-	$1,532,511
Common Stocks*	460,178,064	-	-	460,178,064
Collateralized Mortgage Obligations	-	7,986,445	-	7,986,445
Corporate Bonds	-	101,285,820	-	101,285,820
Foreign Government Bonds	-	63,632,333	-	63,632,333
Senior Floating Rate Loan Interest	-	90,802	-	90,802
Closed End Funds	1,315,384	-	-	1,315,384
Mutual Funds	27,480,909	-	-	27,480,909
Put Options Purchased	1,218,375	-	-	1,218,375
Call Options Purchased	14,002,632	-	-	14,002,632
Total	$505,527,955	$173,195,320	$-	$678,723,275

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Put Options Written	(2,983,728)	-	-	(2,983,728)
Call Options Written	(2,216,000)	-	-	(2,216,000)
Net unrealized appreciation on futures contracts	339,214	-	-	339,214
Net unrealized depreciation on total return swap contracts	-	(1,725,076)	-	(1,725,076)
Unrealized appreciation on centrally cleared swap	-	270,011	-	270,011
Unrealized appreciation on forward foreign currency transactions	-	-	-	-
Unrealized depreciation on forward foreign currency transactions	-	-	-	-
Total Other Financial Instruments	$(4,860,514)	$(1,455,065)	$-	$(6,315,579)
* Level 2 securities are valued by independent pricing services using fair value factors.

During the period ended January 31, 2016, there were no transfers between Levels 1, 2 and 3.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Common Stocks

	Balance as of 10/31/15	$3,981,510
	Realized gain (loss)1	150,246
	Change in unrealized appreciation (depreciation)2	-
	Purchases	-
	Sales	(4,131,756)
	Transfers in to Level 3*	-
	Transfers out of Level 3*	-
	Balance as of 1/31/16	$-

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments.

*	Transfers are calculated on the beginning of period values. During the period ended January 31, 2016, there were no transters between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of investments
	still held as of 1/31/16	$-

 ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust VI

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date March 30, 2016

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date March 30, 2016

* Print the name and title of each signing officer under his or her signature.